Earnings/(Loss) Per Share (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income/(loss)	$ (5,617,355)	$ 13,718,440	$ 17,278,404	$ 14,119,814
Dividends to Class A preferred shareholders	(514,800)	(161,727)	(333,327)
Net income/(loss) attributable to the ordinary shareholders	$ (6,132,155)	$ 13,556,713	$ 16,945,077	$ 14,119,814
Basic weighted-average common shares outstanding	16,760,185	19,207,348	18,012,452	20,519,156
Conversion of Class A Convertible Redeemable Preferred Shares		715,000	715,000
Release of Restricted Shares Placed in Escrow			2,666,667
Conversion of Convertible Note		10,111
Conversion of Unit Purchase Option		176,667	136,508
Conversion of Restricted Shares		330	208
Diluted weighted-average common shares outstanding	16,760,185	20,109,456	21,530,835	20,519,156
Earnings/(Loss) per share:
Basic	$ (0.37)	$ 0.71	$ 0.94	$ 0.69
Diluted	$ (0.37)	$ 0.67	$ 0.79	$ 0.69